Events After Balance Sheet Date (Details) - Major ordinary share transactions $ / shares in Units, € in Millions, $ in Millions					1 Months Ended
	Oct. 31, 2024 shares	Oct. 25, 2024 USD ($) shares	Oct. 25, 2024 EUR (€) shares	Oct. 22, 2024 $ / shares shares	Oct. 31, 2024 USD ($)	Oct. 31, 2024 EUR (€)
Underwritten public offering including underwriters' options
Disclosure of non-adjusting events after reporting period [line items]
Gross proceeds from issuance of shares					$ 69.8	€ 64.6
Transaction costs from issuing shares | €						4.1
Net proceeds from issuance of shares | €						€ 60.4
Underwritten public offering
Disclosure of non-adjusting events after reporting period [line items]
Issuance of ordinary shares (in shares)				18,000,000
Underwritten public offering | Weighted average
Disclosure of non-adjusting events after reporting period [line items]
Price per share | $ / shares				$ 3.50
Underwriters' options in connection to underwritten public offering
Disclosure of non-adjusting events after reporting period [line items]
Issuance of ordinary shares (in shares)	1,940,072
Term of underwriters' option to purchase additional shares				30 days
Underwriters' option to purchase additional shares, number of shares				2,700,000
Share purchase agreement with Eli Lilly and Company
Disclosure of non-adjusting events after reporting period [line items]
Issuance of ordinary shares (in shares)		3,523,538	3,523,538
Gross proceeds from issuance of shares		$ 12.3	€ 11.4
Purchase price cap | $		$ 15.0